Interests In Joint Ventures	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Interests in joint ventures

26.	Interests in joint ventures
In September 2018, Alvotech hf., a subsidiary of the Group, entered into a joint venture agreement with Changchun High & New Technology Industries (Group) Inc. (the “joint venture partner”) to form a newly created joint venture entity, Alvotech & CCHN Biopharmaceutical Co., Ltd. (the “joint venture” or “JVCO”). The purpose of the JVCO is to develop, manufacture and sell biosimilar products in the Chinese market. The JVCO’s place of business is also the country of incorporation.

Name of entity	Place of business	Ownership interest		Carrying Amount
		2022	2021	2022	2021
Alvotech & CCHN Biopharmaceutical Co., Ltd.	China	50%	50%	48,568	55,307
The proportion of ownership interest is the same as the proportion of voting rights held by the Group. Management evaluated whether the Group’s voting rights are sufficient for providing a practical ability to direct the relevant activities and strategic objectives of JVCO unilaterally. As the Group does not hold a majority of the voting rights, the Group does not control JVCO. As a result, the Group’s investment in JVCO is accounted for using the equity method.
The following table provides the change in the Group’s investment in a joint venture during the years ended 31 December 2022 and 2021 (in thousands):

	2022	2021
Balance at 1 January	55,307	56,679
Share in losses	(2,590)	(2,418)
Translation difference	(4,149)	1,046

Balance at 31 December	48,568	55,307

The tables below provide summarized financial information for the JVCO. The information disclosed reflects the amounts presented in the financial statements of the JVCO and not the Group’s share of those amounts. They have been amended to reflect adjustments made by the
Group
when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

Summarized Statements of Financial Position (in thousands)	2022	2021
Current assets
Cash and bank balances	17,203	29,659
Trade receivables	—	15
Inventories	250	18
Other current assets	1,539	1,372

Total current assets	18,992	31,064

Total non-current assets	107,487	94,525

Current liabilities
Financial liabilities	145	—
Other current liabilities	14,129	12,156

Total current liabilities	14,274	12,156

Total non-current liabilities	15,069	2,820

Net assets	97,136	110,613

Reconciliation to carrying amounts (in thousands):	2022	2021
Opening net assets at 1 January	110,613	113,061
Loss for the year	(5,180)	(4,836)
Other comprehensive income	—	—
Cash contributions of owners	—	—
Receivable from owners	—	—
Dividends paid	—	—
Other, net	(8,297)	2,388

Closing net assets at 31 December	97,136	110,613

Group’s share in %	50%	50%
Group’s share in USD	48,568	55,307

Carrying amount	48,568	55,307

Summarized Statements of Profit or Loss & Other Comprehensive Income (in thousands)	2022	2021	2020
Revenue Interest income	— 433	— 1,295	— 2,518
Depreciation and Amortization	829	210	26
Interest expense	151	—	—
Income tax expense	—	—	—
Other expenses	4,633	5,920	4,844
Exchange rate differences	—	1	658

Loss for the year	(5,180)	(4,836)	(3,010)

Other comprehensive income	—	—	—
Total comprehensive loss	(5,180)	(4,836)	(3,010)
Dividends received from joint venture entity	—	—	—

The Group did not
 receive any dividends from JVCO during the years ended 31 December 2022, 2021, and 2020. The Group had a $
5.0 million commitment to provide a cash contribution to JVCO as of 31 December 2019, which was paid during the year ended 31 December 2020. Similarly, the joint venture partner had a $50.0 million commitment to provide a cash contribution to JVCO as of 31 December 2019, which was also paid during the year ended 31 December 2020. The Group does not have any remaining commitments to JVCO as of
31 December 2022 and 2021
. Furthermore, the Group does no
t have any contingent liabilities relating to its interests in JVCO as of 31 December 2022 or 2021. While there are no significant restrictions resulting from contractual arrangements with JVCO, entities in China are subject to local exchange control regulations. These regulations provide for restrictions on exporting capital from those countries, other than dividends.